Lease Assets	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Assets	Lease Assets

	Building $	Other $	Total $
December 31, 2019	554.4	4.1	558.5
Additions	40.7	1.7	42.4
Acquisitions	7.0	—	7.0
Depreciation	(115.0)	(2.7)	(117.7)
Modifications	16.4	0.4	16.8
Impairment	(59.1)	—	(59.1)
Foreign exchange	(1.0)	0.1	(0.9)
December 31, 2020	443.4	3.6	447.0
Additions	43.8	12.2	56.0
Acquisitions	74.0	5.9	79.9
Depreciation	(102.9)	(5.0)	(107.9)
Modifications	24.4	0.2	24.6
Impairment net of reversal	(19.1)	—	(19.1)
Foreign exchange	(3.9)	(0.1)	(4.0)
December 31, 2021	459.7	16.8	476.5

The Company leases buildings for its office spaces across the globe. Lease terms typically range from 1 to 18 years and had a weighted average remaining lease term of 7.3 years at December 31, 2021 (2020 - 7.1 years). To provide operational flexibility, the Company seeks to include extension or termination options in new leases.

The Company leases vehicles and office equipment with terms typically ranging from 2 to 7 years and had a weighted average remaining lease term of 3.4 years at December 31, 2021 (2020 - 2.5 years). These leases do not usually contain extension options, purchase options, or residual value guarantees.

The Company also leases IT equipment and other equipment with terms typically ranging from 1 to 5 years. These leases are generally short-term or for low-value assets that the Company has elected not to recognize in lease assets and lease liabilities.

As part of the Company's strategic initiative beginning in 2020, the real estate lease portfolio was evaluated and resulted in the approval of a formal plan to sublease and exit certain underutilized office spaces. This change in use resulted in the recognition of impairment losses, where the carrying amount of the assets exceeded the recoverable amount, determined based on the value in use method, and an onerous contract provision of $12.5 (note 18).

Impairment losses during the year ended December 31, 2021 are as follows:

Reportable segments	Canada	United States	Global	Total
Impairment losses
Lease assets	10.5	12.6	0.6	23.7
Property and equipment	1.9	4.8	0.2	6.9
Impairment reversals	(3.8)	(1.2)	(0.8)	(5.8)
Net impairment of lease assets and property and equipment	8.6	16.2	—	24.8
Recoverable amount	—	6.8	1.1	7.9

During 2021, payments made for variable costs on impaired office lease assets reduced the estimated future cash outflows and increased the recoverable amount of the leased assets resulting in the reversal of previously recorded impairments.
Impairment losses during the year ended December 31, 2020 were as follows:

Reportable segments	Canada	United States	Global	Total
Impairment losses
Lease assets	50.4	4.8	3.9	59.1
Property and equipment	16.3	1.7	1.5	19.5
Total	66.7	6.5	5.4	78.6
Recoverable amount	8.4	1.2	2.4	12.0

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2021	2020
	$	$
Rent expense - variable lease payments	43.5	49.7
Rent expense - short-term leases and leases of low-value assets	2.5	3.3
Income from subleases	(3.1)	(5.6)

Total	42.9	47.4

Variable lease payments include operating expenses, real estate taxes, insurance, and other variable costs. Future undiscounted cash flows for short-term leases, leases of low-value assets, variable lease payments, and sublease payments receivable are disclosed in note 21.

Cash outflows for lease liabilities are disclosed in note 33.